Stock incentive plans	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock incentive plans

(7) Stock incentive plans

In May 2014, the Company established the 2014 Stock Incentive Plan (the 2014 Plan), which allows for the granting of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and other stock awards of the Company’s common stock to employees, officers, directors, consultants and advisors. In January 2015, upon the IPO, the plan was terminated and the 209,519 shares available for future grants under the 2014 Plan were rolled into the 2015 Stock Incentive Plan (the 2015 Plan).

In January 2015, the Company established the 2015 Plan, which became effective immediately prior to the closing of the IPO. The 2015 Plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards to employees, officers, directors, consultants and advisors. Under the 2015 Plan, the number of shares of common stock reserved for issuance is the sum of: (1) 1,830,000 plus; (2) the number of shares (up to 2,543,299 shares) equal to the sum of the number of shares of common stock then available for issuance under the 2014 Plan and the number of shares of common stock subject to outstanding awards under the 2014 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right; plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2025, equal to the lowest of 1,724,000 shares of common stock, 4% of the number of shares of common stock outstanding on the first day of such fiscal year and an amount determined by the board of directors. As of September 30, 2015, 1,020,319 shares were available for future grants under the 2015 Plan.

In January 2015, the Company established the 2015 employee stock purchase plan (the 2015 ESPP), which became effective immediately prior to the closing of the IPO. The 2015 ESPP initially will provide participating employees with the opportunity to purchase an aggregate of 220,000 shares of common stock. The number of shares of common stock reserved for issuance under the 2015 ESPP automatically will increase on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2026, in an amount equal to the lowest of: (1) 440,000 shares of common stock; (2) 1% of the total number of shares of common stock outstanding on the first day of the applicable fiscal year; and (3) an amount determined by the board of directors. No shares were issued under the 2015 ESPP as of September 30, 2015.

The following table summarizes stock option activity:

	Number of shares	Weighted- average exercise price
Outstanding at December 31, 2014	2,264,497	$4.52
Granted	1,022,200	$59.87
Exercised	(25,996)	$3.57
Cancelled / forfeited	(3,000)	$75.57

Outstanding at September 30, 2015	3,257,701	$21.83

Vested at September 30, 2015	603,854	$4.25

Vested at September 30, 2015 and expected to vest	3,257,701	$21.83

The weighted average remaining contractual term of options outstanding as of September 30, 2015 is 9.1 years. The weighted average remaining contractual term of options exercisable as of September 30, 2015 is 8.8 years.

During the nine months ended September 30, 2014, the Company recorded compensation expense of $0.1 million and $0.2 million in research and development expense and general and administrative expense, respectively, related to stock options.

During the nine months ended September 30, 2015, the Company recorded compensation expense of $2.9 million and $4.0 million in research and development expense and general and administrative expense, respectively, related to stock options.

At September 30, 2015, there was $41.4 million of unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 3.4 years.

The weighted average grant date fair value of the options granted during the nine months ended September 30, 2015 was $40.54 per share using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected volatility	76.8%
Risk-free interest rate	1.67%
Expected term (in years)	6.10
Expected dividend yield	0.0%

(8) Stock incentive plans

In May 2014, the Company established the 2014 Stock Incentive Plan (the 2014 Plan), which allows for the granting of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and other stock awards to purchase an aggregate of 356,800 shares of the Company’s common stock to employees, officers, directors, consultants and advisors. In connection with the Series B financing in May 2014, the 2014 Plan was amended to increase the aggregate number of shares issuable pursuant to the 2014 Plan to 2,543,299 shares. As of December 31, 2014, 209,500 shares were available for future grants under the 2014 Plan.

The Company measures employee stock-based awards at grant-date fair value and records employee compensation expense on a straight-line basis over the vesting period of the award.

Determining the appropriate fair value of stock-based awards requires the input of subjective assumptions, including the fair value of the Company’s common stock and for stock options, the expected life of the option and expected stock price volatility. The Company uses the Black-Scholes option pricing model to value its stock option awards. The assumptions used in calculating the fair value of stock-based awards represent management’s best estimates and involve inherent uncertainties and the application of management’s judgment. As a result, if factors change and management uses different assumptions, stock-based compensation expense could be materially different for future awards.

The expected life of stock options was estimated using the “simplified method,” as the Company has no historical information to develop reasonable expectations about future exercise patterns and post-vesting employment termination behavior for its stock options grants. The simplified method is based on the average of the vesting tranches and the contractual life of each grant. For stock price volatility, the Company uses comparable public companies as a basis for its expected volatility to calculate the fair value of options grants. The risk-free interest rate is based on U.S. Treasury notes with a term approximating the expected life of the option.

Nonemployee awards are revalued until an award vests and compensation expense is recorded on a straight-line basis over the vesting period of each separated vesting tranche of the award, or the accelerated attribution method. The estimation of the number of stock awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from the Company’s current estimates, such amounts will be recorded as an adjustment in the period in which estimates are revised.

The following table summarizes stock option activity:

	Number of shares	Weighted- average exercise price	Aggregate intrinsic value(a)
Outstanding at December 31, 2013	—	$—
Granted	2,357,505	4.48
Forfeited	(93,008)	3.45

Outstanding at December 31, 2014	2,264,497	4.52

Vested at December 31, 2014	42,708	3.45	$834,941

Vested at December 31, 2014 and expected to vest	2,264,497	4.52	41,838,112

(a)	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the estimated fair value of the common stock.

The weighted average remaining contractual term of options outstanding as of December 31, 2014 is 9.6 years. The weighted average remaining contractual term of options exercisable as of December 31, 2014 is 9.4 years.

During the year ended December 31, 2014, the Company recorded compensation expense of $0.5 million and $0.3 in general and administrative expense and research and development expense, respectively, related to stock options. At December 31, 2014, there was $6.6 million of unrecognized compensation expense related to stock options, which is expected to be recognized over a weighted average period of 3.4 years.

The weighted average grant date fair value of the options granted in 2014 was estimated at $3.25 per share on the date of grant using the Black-Scholes option-pricing model with the following weighted-average assumptions:

Expected volatility	87.6%
Risk-free interest rate	1.9%
Expected term (in years)	6.02
Expected dividend yield	0.0%

In January 2015, the Company established the 2015 Stock Incentive Plan (the 2015 Plan), which became effective immediately prior to the closing of the IPO. The 2015 plan provides for the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards, restricted stock units and other stock-based awards to employees, officers, directors, consultants and advisors. Under the 2015 Plan, the number of shares of common stock reserved for issuance is the sum of: (1) 1,830,000 plus; 2) the number of shares (up to 2,543,299 shares) equal to the sum of the number of shares of common stock then available for issuance under the 2014 Plan and the number of shares of common stock subject to outstanding awards under the 2014 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company at their original issuance price pursuant to a contractual repurchase right; plus (3) an annual increase, to be added on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2025, equal to the lowest of 1,724,000 shares of common stock, 4% of the number of shares of common stock outstanding on the first day of such fiscal year and an amount determined by the board of directors.

In January 2015, the Company established the 2015 employee stock purchase plan (the 2015 ESPP), which became effective immediately prior to the closing of the IPO. The 2015 ESPP initially will provide participating employees with the opportunity to purchase an aggregate of 220,000 shares of common stock. The number of shares of common stock reserved for issuance under the 2015 ESPP automatically will increase on the first day of each fiscal year, beginning with the fiscal year ending December 31, 2016 and continuing until, and including, the fiscal year ending December 31, 2026, in an amount equal to the lowest of: (1) 440,000 shares of common stock; (2) 1% of the total number of shares of common stock outstanding on the first day of the applicable fiscal year; and (3) an amount determined by the board of directors.